Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Non-Controlling Interests	Class A Unit Capital Capital Units	Class B Unit Capital Capital Units	Galaxy Digital Holdings, LP	Galaxy Digital Holdings, LP Cumulative Effect, Period of Adoption, Adjusted Balance	Galaxy Digital Holdings, LP Non-Controlling Interests	Galaxy Digital Holdings, LP Class A Unit Capital	Galaxy Digital Holdings, LP Class A Unit Capital Capital Units	Galaxy Digital Holdings, LP Class A Unit Capital Capital Units Cumulative Effect, Period of Adoption, Adjusted Balance	Galaxy Digital Holdings, LP Class B Unit Capital	Galaxy Digital Holdings, LP Class B Unit Capital Capital Units	Galaxy Digital Holdings, LP Class B Unit Capital Capital Units Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance (in shares) at Dec. 31, 2021									101,550,494			228,110,373
Beginning balance at Dec. 31, 2021					$ 2,287,692		$ 161,536		$ 856,371			$ 1,431,321
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation					89,860				28,994			60,866
Contributions		$ 19,677
Distributions					(184,275)		(83,994)		$ (58,827)			$ (125,448)
Vesting of Class B Units (in shares)												560,255
Exchange of Class B Units (in shares)									10,055,909		10,055,909	10,055,909
Exchange of Class B Units					0				$ 68,769			$ (68,769)
Cancellation of Class A Units (in shares)									(10,870,449)
Cancellation of Class A Units					(55,181)				$ (55,181)
Issuance of class A units, net of issuance cost (in shares)								14,131,494	4,075,585
Issuance of Class A Units, net of issuance cost					6,227				$ 6,227
Redemption of Class B Units (in shares)											(2,671,350)	(2,671,350)
Redemption of Class B Units					(7,961)						$ (8,000)	$ (7,961)
Other					(1,258)				(832)			(426)
Unit holders of the Company					(718,910)				$ (235,147)			$ (483,763)
Loss for the year							(97,219)
Income / (loss) for the period					(816,129)
Ending balance (in shares) at Dec. 31, 2022								104,811,539	104,811,539		215,943,369	215,943,369
Ending balance at Dec. 31, 2022					1,416,194	$ 4,742	0		$ 610,374	$ 1,533		$ 805,820	$ 3,209
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation					83,790				27,558			56,232
Contributions		$ 0
Distributions					(22,405)				$ (7,301)			$ (15,104)
Vesting of Class B Units (in shares)												15,226
Exchange of Class B Units (in shares)									30,121		30,121	30,121
Exchange of Class B Units					0				$ 141			$ (141)
Cancellation of Class A Units (in shares)									(4,221,799)
Cancellation of Class A Units					(10,668)				$ (10,668)
Issuance of class A units, net of issuance cost (in shares)								8,709,592	8,679,471
Issuance of Class A Units, net of issuance cost					11,107				$ 11,107
Redemption of Class B Units (in shares)											0
Other					(103)				(121)			18
Unit holders of the Company					228,514
Income / (loss) for the period					228,514				$ 75,858			$ 152,656
Ending balance (in shares) at Dec. 31, 2023			109,299,332	215,928,474				109,299,332	109,299,332		215,928,474	215,928,474
Ending balance at Dec. 31, 2023			$ 708,481	$ 1,002,690	1,711,171		0		$ 708,481			$ 1,002,690
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	$ 54,946		19,471	35,475
Distributions	(55,258)		$ (19,526)	$ (35,732)
Exchange of Class B Units (in shares)			81,357	(81,357)
Exchange of Class B Units			$ 541	$ (541)
Cancellation of Class A Units (in shares)			(1,496,901)
Cancellation of Class A Units	(14,591)		$ (14,591)
Issuance of class A units, net of issuance cost (in shares)			17,882,070
Issuance of Class A Units, net of issuance cost	126,062		$ 126,062
Other	568		373	195
Unit holders of the Company	229,201
Income / (loss) for the period	229,201		$ 72,718	$ 156,483	229,201
Ending balance (in shares) at Sep. 30, 2024			125,765,858	215,847,117
Ending balance at Sep. 30, 2024			$ 893,529	$ 1,158,570
Beginning balance (in shares) at Dec. 31, 2023			109,299,332	215,928,474				109,299,332	109,299,332		215,928,474	215,928,474
Beginning balance at Dec. 31, 2023			$ 708,481	$ 1,002,690	1,711,171		0		$ 708,481			$ 1,002,690
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation					75,017				26,897			48,120
Distributions					(55,258)				$ (19,526)			$ (35,732)
Vesting of Class B Units (in shares)												15,226
Exchange of Class B Units (in shares)									81,357		81,357	81,357
Exchange of Class B Units					0				$ 541			$ (541)
Cancellation of Class A Units (in shares)									(1,832,402)
Cancellation of Class A Units					(20,516)				$ (20,516)
Issuance of class A units, net of issuance cost (in shares)								20,110,850	20,029,493
Issuance of Class A Units, net of issuance cost					137,184				$ 137,184
Redemption of Class B Units (in shares)											0
Other					32				404			(372)
Unit holders of the Company					346,722
Income / (loss) for the period					346,722				$ 116,265			$ 230,457
Ending balance (in shares) at Dec. 31, 2024			127,577,780	215,862,343				127,577,780	127,577,780		215,862,343	215,862,343
Ending balance at Dec. 31, 2024			$ 949,730	$ 1,244,622	2,194,352		0		$ 949,730			$ 1,244,622
Beginning balance (in shares) at Jun. 30, 2024			125,040,271	215,847,117
Beginning balance at Jun. 30, 2024			$ 899,736	$ 1,174,900
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	17,785		6,525	11,260
Distributions	(9,580)		$ (3,557)	$ (6,023)
Exchange of Class B Units (in shares)			0	0
Exchange of Class B Units	0		$ 0	$ 0
Cancellation of Class A Units (in shares)			(167,371)
Cancellation of Class A Units	(775)		$ (775)
Issuance of class A units, net of issuance cost (in shares)			892,958
Issuance of Class A Units, net of issuance cost	3,894		$ 3,894
Other	(531)		(43)	(488)
Unit holders of the Company	(33,330)
Income / (loss) for the period	(33,330)		$ (12,251)	$ (21,079)	(33,330)
Ending balance (in shares) at Sep. 30, 2024			125,765,858	215,847,117
Ending balance at Sep. 30, 2024			$ 893,529	$ 1,158,570
Beginning balance (in shares) at Dec. 31, 2024			127,577,780	215,862,343				127,577,780	127,577,780		215,862,343	215,862,343
Beginning balance at Dec. 31, 2024			$ 949,730	$ 1,244,622	2,194,352		$ 0		$ 949,730			$ 1,244,622
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation	20,202		7,547	12,655
Distributions	(39,881)		$ (15,017)	(24,864)
Cancellation of Class A Units (in shares)			(2,208,707)
Cancellation of Class A Units	(26,649)		$ (26,649)
Issuance of class A units, net of issuance cost (in shares)			5,533,779
Issuance of Class A Units, net of issuance cost	2,294		$ 2,294
Other			$ (260)	$ (276)
Unit holders of the Company	240,316
Income / (loss) for the period	240,316				284,987
Ending balance (in shares) at Sep. 30, 2025			0	0
Ending balance at Sep. 30, 2025			$ 0	$ 0	3,116,127
Beginning balance (in shares) at Jun. 30, 2025			0	0
Beginning balance at Jun. 30, 2025			$ 0	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Unit holders of the Company	505,057
Income / (loss) for the period	$ 505,057				549,571
Ending balance (in shares) at Sep. 30, 2025			0	0
Ending balance at Sep. 30, 2025			$ 0	$ 0	$ 3,116,127